Note 14 - Goodwill - Carrying Amount of Goodwill Allocated to the Different Cash-generating Units (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Statement Line Items [Line Items]
Goodwill		R$ 35,009.9	R$ 34,276.2	R$ 31,401.9		R$ 31,401.9
Brazil [member]
Statement Line Items [Line Items]
Goodwill		17,694.8	17,668.4
Goodwill, gross		102,937.4	102,911.0
Goodwill, non-controlling transactions	[2]	(85,242.6)	(85,242.6)
CAC [member] | DOMINICAN REPUBLIC
Statement Line Items [Line Items]
Goodwill		3,476.9	3,510.1
CAC [member] | CUBA
Statement Line Items [Line Items]
Goodwill	[3]		2.0
CAC [member] | PANAMA
Statement Line Items [Line Items]
Goodwill		1,400.5	1,346.3
Latin America, south [member] | ARGENTINA
Statement Line Items [Line Items]
Goodwill		1,972.2	1,950.7
Latin America, south [member] | BOLIVIA
Statement Line Items [Line Items]
Goodwill		1,425.7	1,370.6
Latin America, south [member] | CHILE
Statement Line Items [Line Items]
Goodwill		47.3	48.7
Latin America, south [member] | PARAGUAY
Statement Line Items [Line Items]
Goodwill		836.6	873.2
Latin America, south [member] | URUGUAY
Statement Line Items [Line Items]
Goodwill		160.1	177.4
Canada [member]
Statement Line Items [Line Items]
Goodwill		R$ 7,995.8	R$ 7,328.8

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	This refers to the exchange of shareholdings transaction in 2013 as a result of the adoption of the predecessor basis of accounting.
[3]	The functional currency of Cuba, the Cuban convertible peso (CUC), has a fixed parity with the dollar (USD) at the balance sheet date.